Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Schedule of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	$ (40,798,025)	$ (39,044,925)	$ (37,351,677)
Increases recorded in expenses	(16,346,395)	(19,535,707)	(20,766,362)
Adjustment on initial application of IFRS 9		(2,400,783)
Write-offs	17,839,957	15,497,254	17,713,992
Business combination	(3,265,490)
Translation effect	3,089,044	4,686,136	1,359,122
Balance at end of year	$ (39,480,909)	$ (40,798,025)	$ (39,044,925)